FINANCIAL INSTRUMENTS (Details 8) - Interest rate swap contract [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	USD	USD
Name of the institution	DNB Bank ASA	DNB Bank ASA
Nominal Amounts Of Hedging Instrument	$ 50,638	$ 59,077
Other financial assets	$ 729	$ 650